SUPPLEMENT TO THE PROSPECTUSES AND
                   STATEMENTS OF ADDITIONAL INFORMATION (SAIs)
                                       OF
                         EVERGREEN DOMESTIC GROWTH FUNDS
                 EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                                  MENTOR FUNDS
                                  SECTOR FUNDS

I.       Evergreen International and Global Growth Funds

         Effective April 2, 2001, the sections of the prospectus entitled "FUND FACTS - PORTFOLIO MANAGERS" and "THE FUNDS' PORTFOLIO MANAGERS" for Evergreen Perpetual Global Fund and Evergreen Perpetual International Fund are revised to add Jeffrey Taylor and to remove Margaret Roddan and Ian Brady. In addition, the following paragraph is added under the section entitled "THE FUNDS' PORTFOLIO MANAGERS" for each Fund:

         Jeffrey Taylor has been the European Team Leader of the Fund since April 2001. Mr. Taylor has been a portfolio manager with Perpetual Portfolio Management Limited (PPM) since June 1997. From 1987 until he joined PPM, he managed European assets for Dillon Read Securities. Mr. Taylor has been affiliated with Mentor Perpetual since April 2001.

         Effective April 27, 2001, the sections of the prospectus entitled "FUND FACTS - PORTFOLIO MANAGERS" and "THE FUNDS' PORTFOLIO MANAGERS" for Evergreen Emerging Markets Fund and Evergreen Latin America Fund are revised to remove Antonio Docal. Liu-Er Chen will continue to manage the Evergreen Emerging Markets Fund. Dan Savyckyj is added as portfolio manager to the Evergreen Latin America Fund. The following paragraph is added under the section entitled "THE FUNDS' PORTFOLIO MANAGERS":

         Dan Savyckyj has been the portfolio manager of the Fund and with EIMC since April 2001. Mr. Savyckyj has been an analyst with EIMC since February 2000. From October 1997 until he joined EIMC, Mr. Savyckyj was an analyst with Baring Asset Management.

II.      Evergreen Domestic Growth Funds

         Effective April 16, 2001, the sections of the prospectus entitled "FUND FACTS - PORTFOLIO MANAGERS" and "THE FUND'S PORTFOLIO MANAGERS" for Evergreen Premier 20 Fund are revised to designate Patricia Bannan as the lead portfolio manager for the Fund. Donald Bisson will continue to be a portfolio manager for the Fund.

III. Evergreen Domestic Growth Funds, Evergreen International and Global Growth Funds, Mentor Funds and Evergreen Southern State Municipal Bond Funds

         Effective  May  11,  2001,  Evergreen  Masters  Fund,  Evergreen  Stock
Selector Fund, Evergreen Reserve Money Market Fund, Evergreen Reserve U.S. Government Money Market Fund, Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund (collectively, the "Funds") will change investment advisors. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds. In conjunction with the above, the following revisions apply to the Funds' prospectuses and SAIs.

         Evergreen Domestic Growth Funds, Mentor Funds and Evergreen Southern State Municipal Bond Funds

         The section of each Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor

         o Evergreen Investment Management Company, LLC

         The section entitled "THE FUNDS' INVESTMENT ADVISOR" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         For Masters Fund,  all  references to Evergreen  Investment  Management
(EIM) in the section entitled "Masters Fund Manager Oversight" under "THE FUNDS' PORTFOLIO MANAGERS" shall now reference EIMC.

         The section in part one of each Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds.

         Evergreen International and Global Growth Funds:

         Effective May 11, 2001, Evergreen Emerging Markets Growth Fund will change investment advisor. There will be no change in either the portfolio manager(s) of the Fund or the advisory fees paid by the Fund. In conjunction with the above, the following revisions apply to the Fund's prospectus and SAI. The section of the Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor

         o Evergreen Investment Management Company, LLC

         The section entitled "THE FUND'S INVESTMENT ADVISOR" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to:
         o Emerging Markets Growth Fund
         o Global Leaders Fund
         o Global Opportunities Fund
         o International Growth Fund
         o Latin America Fund
         o Precious Metals Fund

         EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of the Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to Emerging Markets Growth Fund, Global Leaders Fund, Global Opportunities Fund, International Growth Fund, Latin America Fund and Precious Metals Fund.

         All references to EIMC serving as sub-advisor to Evergreen Emerging Markets Growth Fund in the prospectus and SAI are removed.

IV. Evergreen Domestic Growth Funds, Evergreen International and Global Growth Funds, Mentor Funds, Sector Funds and Evergreen Southern State Municipal Bond Funds

         Effective May 11, 2001, the paragraph of the prospectuses entitled "Class Y" under "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" is replaced with the following paragraph.

         Class I

         Each Fund offers Class I shares at net asset value without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or its advisory affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors, and persons who owned Class Y shares in registered name in an Evergreen Fund on or before 12/31/1994.

April 16, 2001                                                       557834 4/01